                         HARTFORD LEADERS ELITE OUTLOOK
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JULY 5, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The following Sub-Account and underlying Fund is added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes is replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                           TOTAL FUND
                                                                         12B-1                              OPERATING
                                                                      DISTRIBUTION          OTHER           EXPENSES
                                                  MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Prudential Jennison Portfolio                          0.60%             0.25%             0.19%             1.04%
------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio (1)                                        0.85%             0.25%             0.60%             1.70%
------------------------------------------------------------------------------------------------------------------------
Prudential 20/20 Focus Portfolio                       0.75%             0.25%             0.28%             1.28%
------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                             0.40%             0.25%             0.20%             0.85%
------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                   0.44%             0.25%             0.01%             0.70%
------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund (2)                                             0.50%             0.25%             0.01%             0.76%
------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                               0.48%             0.25%             0.03%             0.76%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.66%             0.25%             0.04%             0.95%
------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.80%             0.25%             0.06%             1.11%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.36%             0.25%             0.02%             0.63%
------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%             0.25%             0.01%             0.60%
------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                      0.54%             0.25%             0.05%             0.84%
------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                          0.85%             0.25%             0.07%             1.17%
------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund -- Class 2 (3) (4)           0.58%             0.25%             0.02%             0.85%
------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (4) (5) (6)                                  0.53%             0.25%             0.28%             1.06%
------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund --
  Class 1(6) (7)                                       0.34%              N/A              0.41%             0.75%
------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund --
  Class 2 (4) (6) (8) (9)                              0.55%             0.25%             0.48%             1.28%
------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA             0.45%              N/A              0.03%             0.48%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series (10)                                          0.75%              N/A              0.16%             0.91%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series (10)                                          0.75%              N/A              0.10%             0.85%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series (10) (11)                                     1.00%              N/A              0.17%             1.17%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series (formerly MFS-Registered Trademark-
  Growth Series) (10) (11)                             0.75%              N/A              0.16%             0.91%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series (formerly MFS-Registered Trademark-
  Growth with Income Series) (10)                      0.75%              N/A              0.12%             0.87%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series (10) (11)                                     0.75%              N/A              0.16%             0.91%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series (10) (11)                                     0.75%              N/A              0.16%             0.91%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series (10) (11)                                     0.90%              N/A              0.16%             1.06%
------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series (10)                                          0.75%              N/A              0.15%             0.90%
------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)           0.60%             0.25%             0.20%             1.05%
------------------------------------------------------------------------------------------------------------------------

HV-3089                                                                   1 of 3
333-40410

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                           TOTAL FUND
                                                                         12B-1                              OPERATING
                                                                      DISTRIBUTION          OTHER           EXPENSES
                                                  MANAGEMENT FEES   AND/OR SERVICING      EXPENSES       (INCLUDING ANY
                                                  (INCLUDING ANY    FEES (INCLUDING    (INCLUDING ANY    WAIVERS AND ANY
                                                     WAIVERS)         ANY WAIVERS)     REIMBURSEMENTS)   REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2 (4)           0.60%             0.25%             0.22%             1.07%
------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund --
  Class 1                                              1.25%              N/A              0.31%             1.56%
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --Class 2
  (3) (4)                                              0.81%             0.25%             0.06%             1.12%
------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --
  Class 2 (4)                                          0.67%             0.25%             0.20%             1.12%
------------------------------------------------------------------------------------------------------------------------

(1) Prudential Jennison International Growth Portfolio is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year. With voluntary reductions for expense reimbursements, "Total Fund Operating Expenses" are estimated to be:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth Portfolio          0.85%             0.25%        0.54%        1.64%
---------------------------------------------------------------------------------------------------------------

(2) Since the Fund had not commenced operations by the end of the most recent fiscal year, operating expenses are annualized estimates.

(3) The Fund administration fee is paid indirectly through the Management Fee.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) Total Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Fund Operating Expenses are:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                          0.49%             0.25%        0.28%        1.02%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1        0.34%              N/A         0.41%        0.75%
---------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund -- Class 2              0.51%             0.25%        0.48%        1.24%
---------------------------------------------------------------------------------------------------------------

(7) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 0.75% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(8) Operating Expenses are annualized.

(9) The manager and the administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that Total Fund Operating Expenses do not exceed 1.30% of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time.

(10) Each Series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Total Fund Operating Expenses would be lower for certain series and would equal:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital Opportunities
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth Series            0.75%              N/A         0.09%        0.84%
---------------------------------------------------------------------------------------------------------------

HV-3089                                                                   2 of 3
333-40410

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         0.15%        1.15%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust Series            0.75%              N/A         0.11%        0.86%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         0.15%        0.90%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.15%        1.05%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return Series               0.75%              N/A         0.14%        0.89%
---------------------------------------------------------------------------------------------------------------

(11) MFS has contractually agreed, subject to reimbursement, to bear certain "Other Expenses" for these series, after taking into account the expense offset arrangement described above. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Without these reductions, Total Fund Operating Expenses would have been:

                                                                             12B-1
                                                                          DISTRIBUTION               TOTAL FUND
                                                                             AND/OR        OTHER     OPERATING
                                                       MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity Series              1.00%              N/A         1.76%        2.76%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth Stock
  Series                                                    0.75%              N/A         0.17%        0.92%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income Series                0.75%              N/A         0.24%        0.99%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth Series             0.75%              N/A         1.46%        2.21%
---------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery Series              0.90%              N/A         0.19%        1.09%
---------------------------------------------------------------------------------------------------------------

The following is added in alphabetical order by Sub Account to the Example at the end of the Fee Table:

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $81        $119       $136       $290       $25        $79        $135       $289
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $83        $123       $144       $305       $27        $84        $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $83        $125       $146       $310       $27        $85        $146       $309
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $85        $129       $154       $324       $29        $90        $153       $324
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
--------------------------------------
  Without any optional benefits           $26        $80        $136       $290
--------------------------------------
  With Optional Death Benefit             $28        $84        $144       $305
--------------------------------------
  With Earnings Protection Benefit        $28        $86        $146       $310
--------------------------------------
  With both optional benefits             $30        $91        $154       $324
------------------------------------------------------------------------------------------

The following is added to the fifth paragraph under "The Funds" in the "General Contract Information" section:

American Funds Blue Chip Income and Growth Fund is part of American Funds Insurance Series. Capital Research and Management Company serves as the investment adviser.

The following is added to the "General Contract Information" section under the investment goals under "The Funds" in alphabetical order:

BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income substantially exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3089                                                                   3 of 3
333-40410